FAIR VALUE MEASUREMENTS - Life Insurance Policies (Details) - Life Insurance Policies	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 13,809,352
Policies purchased	186,124,688
Realized gain (loss) on matured/sold policies	19,606,894
Premiums paid	4,281,610
Unrealized gain(loss) on held policies	27,889,106
Change in estimated fair value	43,214,390
Matured/sold policies	(125,133,481)
Fair value at end of period	$ 122,296,559